Note 9 - Quarterly Information (Details) - USD ($)	3 Months Ended																12 Months Ended
	Mar. 31, 2016		Dec. 31, 2015		Sep. 30, 2015		Jun. 30, 2015		Mar. 31, 2015		Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2016	Mar. 31, 2015
Net sales	$ 15,948,861		$ 18,548,247		$ 23,165,705		$ 23,968,569		$ 25,321,149		$ 23,552,636		$ 31,544,474		$ 27,904,521		$ 81,631,382	$ 108,322,780
Gross profit	176,759		1,467,289		907,703		2,141,893		356,281		1,258,797		2,420,929		1,042,061
Net earnings (loss)	$ (523,775)		$ 485,120		$ (193,294)		$ 525,949		$ (452,718)		$ 187,643		$ 765,655		$ (118,250)		$ 294,000	$ 382,330
Basic (1) (in dollars per share)	$ (0.08)	[1]	$ 0.07	[1]	$ (0.03)	[1]	$ 0.08	[1]	$ (0.07)	[1]	$ 0.03	[1]	$ 0.11	[1]	$ (0.02)	[1]	$ 0.04	$ 0.06
Diluted (1) (in dollars per share)	$ (0.08)	[1]	$ 0.07	[1]	$ (0.03)	[1]	$ 0.08	[1]	$ (0.07)	[1]	$ 0.03	[1]	$ 0.11	[1]	$ (0.02)	[1]	$ 0.04	$ 0.06

[1]	The sum of the quarterly earnings per share may not equal the annual amount reported due to per share amounts being calculated independently for each quarter.